Average Annual Total Returns - Invesco Solar ETF	ETF Inception Date	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	MAC Global Solar Energy Index (Net) (reflects reinvested dividends net of withholdings taxes, but reflects no deductions for fees, expenses or other taxes) 1Year	MAC Global Solar Energy Index (Net) (reflects reinvested dividends net of withholdings taxes, but reflects no deductions for fees, expenses or other taxes) 5Years	MAC Global Solar Energy Index (Net) (reflects reinvested dividends net of withholdings taxes, but reflects no deductions for fees, expenses or other taxes) 10Years	MSCI World Index (Net) (reflects reinvested dividends net of withholdings taxes, but reflects no deductions for fees, expenses or other taxes) 1Year	MSCI World Index (Net) (reflects reinvested dividends net of withholdings taxes, but reflects no deductions for fees, expenses or other taxes) 5Years	MSCI World Index (Net) (reflects reinvested dividends net of withholdings taxes, but reflects no deductions for fees, expenses or other taxes) 10Years
Total	Apr. 15, 2008	233.26%	29.33%	6.48%	233.15%	28.48%	5.30%	138.10%	23.84%	4.34%	235.09%	27.65%	3.83%	15.90%	12.19%	9.87%